EXPLORATION AND EVALUATION ASSETS - Acquisition of Kingsway Project (Details) - CAD ($)		12 Months Ended
	Jul. 09, 2024	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2023
Exploration and evaluation assets
Issued pursuant to acquisition, Shares	5,263,157
Issued pursuant to acquisition, Value	$ 20,000,000	$ 20,000,000
Asset acquisition
Exploration and evaluation assets		34,505,484	$ 77,664,022	$ 9,093,187
Property, plant and equipment		8,056,658	250,544,133
Total assets acquired		74,019,011	$ 536,129,650
Expenditure target payment		750,000
Expenditure incurred on property		$ 30,000,000
Royalties payable on commercial production percentage	1.00%
Resource payment to royalty holders	$ 1
Advance royalty payment	$ 50,000
Acquisition of Kingsway Project
Exploration and evaluation assets
Percentage of interests acquired	100.00%
Issued pursuant to acquisition, Shares	5,263,157
Issued pursuant to acquisition, Value	$ 20,000,000
Professional and filing fees	438,541
Asset acquisition
Value of equity instruments issued	20,000,000
Transaction costs	438,541
Total consideration	20,438,541
Exploration and evaluation assets	20,088,541
Property, plant and equipment	350,000
Total assets acquired	$ 20,438,541